Tax - Movement of deferred tax assets and liabilities commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ (1,831)	$ (2,694)	$ (4,540)
Period for majority recovery of deferred tax assets (liabilities)	5 years
Management's approved financial forecast period	5 years
Deferred tax remeasurement due to US federal tax rate reduction	$ 0	1,288	$ 0
Tax effect to other comprehensive income of deferred tax remeasurement due to foreign tax rate change		300
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	8,900	18,100
Unused tax losses for which no deferred tax asset recognised	800	12,300
Temporary differences relcated to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches	13,200	12,100
Temporary differences from investments in subsidiaries and branches
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	900	800
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	(3,000)	(3,200)
United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ (1,000)
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period for substantial recovery of deferred tax assets (liabilities)	7 years
Top of range | United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	15 years
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period for substantial recovery of deferred tax assets (liabilities)	6 years
Bottom of range | United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	19 years
Not subject to expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 7,000	4,800
Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 1,300	$ 800